Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.7881
Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

SEMI-ANNUAL REPORT — 6/30/2011

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY ESTATE OPTIMIZER

September 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	VEL ACCOUNT III
1940 Act Registration Number: 811-8857
1933 Act Registration Numbers: 33-58385
CIK: 0001040492
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), VEL Account III, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 24, 2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2011
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 19, 2011
Delaware VIP Trust (Standard Class)	814230	August 30, 2011
Fidelity Variable Insurance Products Fund (Initial Class)	356494	August 22, 2011
Fidelity Variable Insurance Products Fund II (Initial Class)	831016	August 22, 2011
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 31, 2011
Janus Aspen Series (Service Shares)	906185	August 29, 2011
T. Rowe Price International Series, Inc.	918292	August 24, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary
Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772